SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Foreign currency translation adjustments	$ (627)	$ (1,827)	$ (87)
Total accumulated other comprehensive loss	$ (627)	$ (1,827)	$ (87)